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E-Mail:	TMarek@Oppenheimer.com

April 15, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:          Mesabi Trust - File No. 1-4488

Dear Ladies and Gentlemen:

On behalf of Mesabi Trust (the “Trust”), we are hereby furnishing for filing via EDGAR the Trust’s Annual Report on Form 10-K for the fiscal year ended January 31, 2010.

Pursuant to General Instruction D.3. of Form 10-K, the Trust represents that the financial statements included in the Form 10-K do not reflect a change from the preceding fiscal year in any accounting principles or practices or in the method of applying such principles or practices.

Any questions or comments regarding this filing may be directed to the undersigned at (612) 607-7309.

Very truly yours,

/s/ Thomas R. Marek

Thomas R. Marek